Earnings Per Common Share (Summary Of Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Net income available to common shareholders	$ 76,284	$ 52,294	$ 68,430
Basic earnings per common share, Weighted-average shares	15,400,155	15,152,692	14,206,335
Effect of dilutive securities - stock options and warrants	1,291,000	3,043,000
Diluted earnings per common share, Adjusted weighted-average shares and assumed conversion	15,401,446	15,155,735	14,206,335
Basic earnings per common share	$ 4.95	$ 3.45	$ 4.82
Diluted earnings per common share	$ 4.95	$ 3.45	$ 4.82